Leases - Information related to operating leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases
Operating lease right-of-use assets, net		¥ 648,283
Operating lease liabilities, non-current		289,837
Operating lease liabilities, current		291,670
Present value of operating lease liability		¥ 581,507
Weighted average remaining lease term		3 years 1 month 6 days
Weighted average discount rate		5.59%
Non-cancellable operating leases | $	$ 0